Expense Example	Feb. 27, 2026 USD ($)
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 573
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,110
Expense Example, with Redemption, 10 Years	1,904
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	580
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,990
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	582
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,011
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	2,582
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,746
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	2,179
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,503
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	2,179
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,503
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	2,031
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,358
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	1,979
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,585
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	1,010
Expense Example, with Redemption, 5 Years	1,327
Expense Example, with Redemption, 10 Years	2,221
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,544
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Dunham International Stock Fund | Dunham International Stock Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	785
Expense Example, with Redemption, 3 Years	1,224
Expense Example, with Redemption, 5 Years	1,687
Expense Example, with Redemption, 10 Years	2,963
Dunham International Stock Fund | Dunham International Stock Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,557
Expense Example, with Redemption, 10 Years	3,280
Dunham International Stock Fund | Dunham International Stock Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	743
Expense Example, with Redemption, 3 Years	1,094
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	2,519
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,836
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,903
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,233
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	793
Expense Example, with Redemption, 3 Years	1,246
Expense Example, with Redemption, 5 Years	1,725
Expense Example, with Redemption, 10 Years	3,040
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	3,346
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,358
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	741
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	1,460
Expense Example, with Redemption, 10 Years	2,499
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,816
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,376
Expense Example, with Redemption, 10 Years	2,325
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,230
Expense Example, with Redemption, 10 Years	2,636
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,568